KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—92.9%
Communication Services—13.0%
Addcn Technology Co., Ltd. (Taiwan)	559,000	$4,238
Autohome, Inc. ADR (China)	89,162	8,882
Sarana Menara Nusantara Tbk PT (Indonesia)	72,560,800	4,958
Tongdao Liepin Group (China)(1)	2,209,283	5,323
Wirtualna Polska Holding SA (Poland)(1)	293,045	7,295
Yandex N.V. Class A (Russia)(1)	115,804	8,058
		38,754

Consumer Discretionary—7.7%
Allegro.eu SA (Poland)(1)	164,175	3,723
Union Auction PCL (Thailand)	27,080,000	8,948
Vasta Platform Ltd. (Brazil)(1)	705,190	10,225
		22,896

Consumer Staples—11.0%
Anhui Gujing Distillery Co., Ltd. Class B (China)	752,800	10,486
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,105,400	6,387
Clicks Group Ltd. (South Africa)	240,500	4,135
Heineken Malaysia Bhd (Malaysia)	1,100,500	6,298
Taisun International Holding Corp. (Taiwan)	1,230,074	5,341
		32,647

Financials—9.9%
Kaspi.KZ JSC GDR (Kazakhstan)(1)	146,387	9,822
VNV Global AB (Sweden)(1)	1,390,730	19,777
		29,599

Health Care—2.0%
Haw Par Corp., Ltd. (Singapore)	726,500	5,882
Industrials—34.8%
Boa Vista Servicos SA (Brazil)	2,988,185	7,277
HeadHunter Group plc ADR (Russia)	430,800	13,032
IndiaMart InterMesh Ltd. (India)	130,071	11,406
Kerry TJ Logistics Co., Ltd. (Taiwan)	3,854,000	6,145
Marel HF (Iceland)	1,078,812	6,616
NICE Information Service Co., Ltd. (South Korea)	434,950	9,930
S-1 Corp. (South Korea)	119,425	9,345
SaraminHR Co., Ltd. (South Korea)	277,235	6,891
Sporton International, Inc. (Taiwan)	852,720	8,133
Taiwan Secom Co., Ltd. (Taiwan)	931,874	2,942
Tegma Gestao Logistica SA (Brazil)	2,072,944	10,763
Voltronic Power Technology Corp. (Taiwan)	272,178	10,849
		103,329

Information Technology—12.8%
Douzone Bizon Co., Ltd. (South Korea)	36,709	3,514
Humanica PCL Foreign Shares (Thailand)	19,408,100	5,798
Oracle Financial Services Software Ltd. (India)	197,234	8,671
TOTVS SA (Brazil)	760,277	4,204
Webcash Corp. (South Korea)	181,389	11,956
Younglimwon Soft Lab Co., Ltd. (South Korea)(1)	305,309	3,977
		38,120

	Shares	Value

Materials—1.7%
Corp. Moctezuma SAB de C.V. (Mexico)	1,735,583	$5,059
Total Common Stocks (Identified Cost $201,349)		276,286

Warrant—0.2%
Financials—0.2%
VNV Global AB (Sweden)(1)	231,788	606
Total Warrant (Identified Cost $0)		606

Total Long-Term Investments—93.1% (Identified Cost $201,349)		276,892

Short-Term Investment—7.7%
Money Market Mutual Fund—7.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	22,863,854	22,864
Total Short-Term Investment (Identified Cost $22,864)		22,864

TOTAL INVESTMENTS—100.8% (Identified Cost $224,213)		$299,756
Other assets and liabilities, net—(0.8)%		(2,492)
NET ASSETS—100.0%		$297,264

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
South Korea	14%
Taiwan	13
Brazil	11
China	9
United States	8
Russia	7
Sweden	7
Other	31
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$276,286	$276,286
Warrant	606	606
Money Market Mutual Fund	22,864	22,864
Total Investments	$299,756	$299,756
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

KAR EMERGING MARKETS SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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